8. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2016	2015
		(Combined – Note 2)
Short-term advances	773	197
Temporary advances to employees	363	80
Prepaid rent	556	288
Prepaid other taxes	1,151	314
Legal deposit	2,393	268
Hotel inventory and receivables	519	504
Other current assets	818	607
Total	$6,573	$2,258